Annual Fund Operating Expenses - Allspring U.S. Equity Funds - Classes A , R6 and Institutional	Apr. 30, 2026
Emerging Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Emerging Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.54%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.21%	[1]
Emerging Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.80%	[1]
Emerging Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.90%	[1]
Large Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Large Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.56%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.81%	[2]
Large Cap Value Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.40%	[2]
Large Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.50%	[2]
Small Company Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Small Company Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.35%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.27%	[3]
Small Company Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.86%	[3]
Small Company Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.94%	[3]
Small Company Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	August 31, 2027
Small Company Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%	[5]
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.15%	[6]
Small Company Value Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[5]
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.75%	[6]
Small Company Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[5]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.85%	[6]

[1]
2.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A, 0.80% for Class R6 and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.81% for Class A, 0.40% for Class R6 and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.27% for Class A, 0.86% for Class R6 and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
2.	Reflects the fees charged by Allspring Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.

[5]
3.	Includes other expenses allocated from the master portfolio in which the Fund invests.

[6]
4.	The Manager has contractually committed through August 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A, 0.75% for Class R6 and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.